RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Decrease in current liabilities	$ 547,010
Due to related parties	342,598		$ 1,151,946	$ 878,515
Accrued interest			518,366	227,352
Accrued expenses, including accrued officer salaries	470,922		1,661,208	843,136
Debt instrument, principal amount	20,437		20,437
Common stock shares issued, amount	53,867	$ 118,000	149,200	1,174,050
Seperation Agreement [Member] | Mr. Lembrecht [Member]
Accrued expenses, including accrued officer salaries	606,371		1,661,208	843,136
Debt instrument, final payment amount	$ 21,523
Due date	Sep. 01, 2021
Debt instrument, principal amount	$ 21,522
Interest rate	10.00%
Due from related parties	$ 848,612
Common stock shares issued, amount	$ 272,240
Common stock shares issued, shares	362,987
Shares issued price per share	$ 0.75
Accrued compensation	$ 764,480
Amount paid under agreement	250,000
DIGS founder [Member]
Due to related parties			13,039	15,222
Accounts payable related parties			0	2,892
CEO, CFO and President [Member]
Accrued expenses, including accrued officer salaries	$ 240,750		1,005,230	588,611
CEO [Member]
Accrued interest			$ 216,807	96,273
Interest rate			12.00%
Due from related parties			$ 911,826	735,000
Common stock shares issued, amount			$ 218,874
Common stock shares issued, shares			1,075,527
Interest expenses on advances			$ 216,807	$ 78,243
March 2020 [Member]
Conversion price of convertible instrument			$ 0.01